Convertible Debt (Details) дин in Thousands, kr in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2022	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 SEK (kr)	Mar. 31, 2021 RSD (дин)	Mar. 31, 2020 SEK (kr)
Convertible Debt (Details) [Line Items]
Stock issued	$ 10,100					kr 100,000	дин 10,100	kr 100,000
Debt instrument convertible	$ 1,010		$ 1,010			kr 10,000		kr 10,000
Non-interest-bearing description		Additionally, because the Company’s average daily dollar volume of stock trading was less than $2.5 million during a ten-day period in January 2022, the Company has recorded a one-time deemed dividend of 8% in the amount of $1,572 on preferred stock converted between February 1, 2022 and March 31, 2022 and the balance of preferred stock outstanding as at March 31, 2022 as an increase to the value of the convertible preferred stock and a reduction of additional paid in capital.		a)Fees payable include 5% of the $10,100 Commitment in 2 equal installments of $252, paid on the disbursement of each of the first and second Tranches; and a further 5% of the principal of the notes is to be deducted from the payment of each Tranche. b)The loan is due for repayment in full 12 months from the date of issuance; or immediately repayable in the event of default, a change of control or a material adverse event. The Investor may in its sole discretion decide to convert the Loan in full or in part (in multiples of $4 (SEK 25) in 1,000’s) into new shares. c)The Conversion Price of the Notes is 95% of the lowest closing volume weighted average price as reported by Bloomberg (“VWAP”) of the shares during the applicable pricing period preceding the conversion date. Conversion of the Loan Amount shall be made at a rate equal to the Conversion Price. The Conversion Price cannot be below par value. The number of new Shares issued by the Company to the Investor upon conversion of the Loan Amount shall be calculated as the Loan Amount divided by the Conversion Price. If the Conversion Price is equal to or less than $0.01 (0.05 DKK), the Investor will not be required to convert such Note. If the Investor (contrary to the clear intention in the Agreement) claims repayment of one or more Tranches and not to convert into Shares the Company shall be entitled to deduct the commitment fee in connection with the repayment. d)Default interest accrues on the overdue amount from the due date up to the date of actual payment at 8% per annum; calculated on a 360 day year and accrues and compounds on a daily basis.
Weighted average cost of capital percentage		15.00%		15.00%
Credit risk percentage		1.00%		1.00%
Fair value recognized gain			$ 6		$ 9
Finance cost amount				$ (474)	$ (573)
Tranche cash received percentage	95.00%
Conversion price percentage	5.00%
Weighted average price percentage	95.00%
Minimum [Member]
Convertible Debt (Details) [Line Items]
Convertible debt				141
Maximum [Member]
Convertible Debt (Details) [Line Items]
Convertible debt				$ 108